Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Future Lease Payment Under Non-Cancelable Operating Leases	The table below summarizes future lease payments under non-cancelable operating leases as of the prior comparative period:
As of September 30,
2025
$
2026	2,313

Total future lease payments	2,313